Authorized Shares	12 Months Ended
Dec. 31, 2010
Authorized Shares
Authorized Shares

During the year ended December 31, 2009, the Company’s board of directors approved proposals to amend the Articles of Incorporation to increase the number of authorized shares of common stock from 100,000,000 to 200,000,000, respectively.